WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Warrants And Other Derivative Liabilities And Fair Value Measurements
Balance, Beginning	$ 64,863,309	$ 84,799,179	$ 84,799,179
Derivative liabilities recognized upon issuance of convertible instruments	2,140,496	499,737,254	501,073,872	484,421,258
Other warrants recognized upon issuance of convertible instruments	25,861,899
Loss / (gain) on derivative liability revaluation	805,135	89,462,559	116,256,211	122,803,715
Conversions of derivatives into common shares	(71,126,401)
Derivatives issued upon extinguishment of accounts payable	6,985,740
Balance, Ending	$ 29,530,178	150,318,472	64,863,309	84,799,179
Derivative liability recognized upon authorized shares shortfall		11,978,166	11,978,166
Reclassification of derivative liabilities to equity		(47,818,882)	(47,818,882)
Financing loss upon over-issuance of shares from warrants		8,934,892	8,934,892
Receivables upon over-issuance of shares from warrants		17,721,868	17,721,868
Reclassification to liability to issue shares upon unfinished warrant exercise on period end		(5,378,806)
Conversions of warrants into shares of common stock		$ (509,117,758)	$ (628,081,997)	(555,161,139)
Change in agreement with warrant holders (recognized as deemed dividends				$ 32,735,345